(Losses)/earnings per share (Tables)	6 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of (Loss) Earnings Per Share

	Three Months Ended		Six Months Ended
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	Cents	Cents	Cents	Cents
(Losses) per share
(in cents)
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(3.32)	(4.00)	(5.78)	(7.50)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(3.32)	(4.00)	(5.78)	(7.50)

(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(3.32)	(4.00)	(5.78)	(7.50)
Total diluted (losses) per share attributable to the ordinary equity holders of the company	(3.32)	(4.00)	(5.78)	(7.50)

(c) Reconciliation of (losses) used in calculating (losses) per share
(in U.S. dollars, in thousands)
Basic (losses) per share
(Losses) attributable to the ordinary equity holders of the company used in calculating basic (losses) per share:
From continuing operations	(24,486)	(25,945)	(41,370)	(48,590)

Diluted (losses) per share
(Losses) from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses) per share	(24,486)	(25,945)	(41,370)	(48,590)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(24,486)	(25,945)	(41,370)	(48,590)

	Three Months Ended		Six Months Ended
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	(In Shares)	(In Shares)	(In Shares)	(In Shares)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	736,578,315	648,104,218	716,324,692	648,076,056
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	736,578,315	648,104,218	716,324,692	648,076,056